Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2021
Property and Equipment, Net
Schedule of property and equipment, net

	As of June 30,
	2020	2021	2021
	RMB	RMB	US$

Leasehold improvements	114,143	115,352	17,856
Electronic equipment	42,526	44,322	6,861
Furniture, fixtures and other equipment	21,834	21,271	3,293
Motor vehicles	2,806	2,533	392
Property and equipment, cost	181,309	183,478	28,402
Less: accumulated depreciation	(147,193)	(162,374)	(25,135)
	34,116	21,104	3,267